U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F
                           COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment [X]: Amendment Number 2
This Amendment (check only one):   [X]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EquiTrust Investment Management Services, Inc.
Address:  5400 University Avenue West Des Moines Iowa 50266-5997

Form 13F File Number:    28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Dennis M. Marker
Title:    Vice President - Investment Administration
Phone:    (515) 225-5522

Signature, Place and Date of Signing:

/s/ Dennis M. Marker          West Des Moines, IA     July 6,2004
Signature                     City, State              Date

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in the report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATIONS REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:          None
                            FORM 13F
                          SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 196
Form 13F Information Table Value Total: $533,410

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


              FORM 13F

              Column 1               Column 2  Column 3   Column 4      Column 5    Column 6  Column 7  Column 8
                                      Title                 Value                    Inv't     Other     Voting
           Name of Issuer            of Class   Cusip     (x$1000)       Shares       Disn    Managers  Authority
ABBOTT LABS                         COM       002824100        1,134      21,550       x                    x
ABITIBI-CONSOLIDATED INC            COM       003924107        4,342     487,900       x                    x
ACUITY BRANDS INC                   COM       00508Y102        1,994     120,650       x                    x
ADAPTEC INC                         COM       00651f108        1,540     115,210       x                    x
ADC TELECOMMUNICATIONS              COM       000886101          681     167,300       x                    x
AFFYMETRIX INC                      COM       00826T108          290      10,000       x                    x
AGILENT TECHNOLOGIES                COM       00846u101        1,169      33,426       x                    x
ALCOA INC                           COM       013817101        4,433     117,455       x                    x
ALLSTATE CORP                       COM       020002101        3,117      82,525       x                    x
ALLSTATE CORP 7.125% PFD            PFD       020002200          478      19,234       x                    x
AMERICAN CENTURY TRGT MAT 2020      MF        081880700          444      11,737       x                    x
AMERICAN EXPRESS COMPANY            COM       025816109        3,634      88,719       x                    x
AMERICAN INT'L GROUP INC            COM       026874107        4,971      68,901       x                    x
AMERICAN WTR WKS INC                COM       030411102          228       5,200       x                    x
ANHEUSER-BUSCH COS                  COM       035229103          459       8,800       x                    x
AOL TIME WARNER                     COM       00184A105        1,682      71,121       x                    x
ASSOCIATED BANC CORP                COM       045487105        1,886      49,600       x                    x
AT&T CORP                           COM       001957109        2,078     132,378       x                    x
AT&T WIRELESS GROUP                 COM       00209a106          376      42,706       x                    x
ATMOS ENERGY CORP                   COM       049560105        3,167     134,200       x                    x
AVAYA INC                           COM       053499109          100      13,568       x                    x
BANK OF AMERICA                     COM       060505104        4,087      60,087       x                    x
BANK OF AMERICA CORP.               COM       06605F102          401       5,900       x                    x
BANK OF NEW YORK CO INC             COM       064057102          424      10,100       x                    x
BARRICK GOLD CORP                   COM       067901108        2,580     139,025       x                    x
BATTLE MOUNTAIN GOLD CO             DEB CONV  071593AA5       10,026  10,390,000       x                    x
BECTON DICKINSON & CO               COM       075887109        4,096     108,600       x                    x
BELO A.H. CORP   SERIES A           COM       080555105        3,600     154,850       x                    x
BLACK HILLS CORP                    COM       092113109        1,177      35,150       x                    x
BLACKROCK PROVIDENT T-FUND          MF        743884$C0       45,906  45,906,390       x                    x
BLACKROCK PROVIDENT T-FUND          MF        743884$M0       57,978  57,977,906       x                    x
BOEING CO                           COM       097023105        2,584      53,556       x                    x
BRINSON ENHANCED S&P 500 FUND       MF        10970W104          764      98,296       x                    x
BRISTOL MYERS SQUIBB                COM       110122108        4,855     119,914       x                    x
BURLINGTON RESOURCES INC            COM       122014103        1,203      30,000       x                    x
CAMECO CORP                         PFD       13321L306        1,503      60,000       x                    x
CARNIVAL CORP                       COM       143658102          248       7,600       x                    x
CASEYS GEN STORES                   COM       147528103        1,288      95,375       x                    x
CATERPILLAR INC                     COM       149123101        3,063      53,879       x                    x
CENTURYTEL INC.                     COM       156700106        2,553      75,100       x                    x
CHASE CAPITAL V                     PFD       161479209          446      18,000       x                    x
CHEVRONTEXACO CORP                  COM       166764100        1,831      20,287       x                    x
CISCO SYSTEMS INC                   COM       17275R102        1,827     107,906       x                    x
CITIGROUP INC                       COM       172967101        3,826      77,258       x                    x
CITIGROUP INC                       PFD       172967648        3,561      70,000       x                    x
COCA-COLA COMPANY                   COM       191216100        2,420      46,300       x                    x
COMMUNITY BANK SYSTEMS INC.         COM       203607106        1,242      41,200       x                    x
COMPUTER ASSOCIATES INTL INC        COM       204912109        1,073      49,000       x                    x
COMPUWARE CORP                      COM       205638109        1,026      79,500       x                    x
CONAGRA FOODS INC                   COM       205887102        5,226     215,500       x                    x
CONOCO INC                          COM       208251504        4,720     161,750       x                    x
COOPER INDUSTRIES INC               COM       216669101        1,489      35,500       x                    x
DEAN FOODS CO                       COM       242370104        2,052      27,106       x                    x
DELL COMPUTER CORP                  COM       247025109        1,459      55,895       x                    x
DISNEY (WALT) COMPANY               COM       254687106        1,923      83,324       x                    x
DU PONT E I DE NEMOURS              COM       263534109        2,805      59,490       x                    x
EASTMAN KODAK CO                    COM       277461109        1,018      32,644       x                    x
ECI TELECOM LTD                     COM       268258100          122      30,000       x                    x
EMC CORP                            COM       268648102        1,444     121,101       x                    x
ENRON CAPITAL 8.0% SER C PFD        PFD       P37307108            9      12,100       x                    x
EQUITRUST MONEY MARKET FUND         MF        294938105        1,373   1,373,274       x                    x
EQUITRUST SERIES FUND, INC          MF        294937107        1,079     102,077       x                    x
EQUITRUST SERIES FUND, INC          MF        294937206        1,911   1,910,601       x                    x
EQUITRUST SERIES FUND, INC          MF        294937404          705      75,129       x                    x
EQUITRUST SERIES FUND, INC          MF        294937701        1,644     154,702       x                    x
EQUITRUST SERIES FUND, INC          MF        294937800          967      94,966       x                    x
EQUITRUST SERIES FUND, INC          MF        294937859        1,065      27,196       x                    x
EQUITRUST SERIES FUND, INC          MF        294937867          500     500,000       x                    x
EQUITRUST SERIES FUND, INC          MF        294937875          894      70,372       x                    x
EQUITRUST SERIES FUND, INC          MF        294937883          892      95,057       x                    x
EQUITY OFFICE PROPERTIES TR         COM       294741103          360      12,000       x                    x
EXXON MOBIL CORPORATION             COM       30231G102        6,568     149,846       x                    x
FED HOME LOAN MTG CORP              COM       313400301        1,622      25,600       x                    x
FEDERAL NATIONAL MTG ASSN           COM       313586109          903      11,300       x                    x
FEDERATED DEPARTMENT STORES         COM       31410H101        1,815      44,425       x                    x
FIRST AMERICAN TREAS OBLIG          MF        992637009           72      72,376       x                    x
FLEETBOSTON FINANCIAL CORP          COM       339030108        3,173      90,650       x                    x
FLEETWOOD CAP TRUST II              DEB CONV  3390772$1          261     571,375       x                    x
FLEETWOOD CAPITAL TRUST             DEB CONV  339072$99          371   1,178,625       x                    x
FORD MOTOR CO                       COM       345370860        1,641      99,528       x                    x
GENERAL ELECTRIC COMPANY            COM       369604103        4,064     108,530       x                    x
GENERAL MILLS INC                   COM       370334104          401       8,200       x                    x
GENERAL MOTORS CORPORATION          COM       370442105        2,378      39,344       x                    x
GLAXOSMITHKLINE PLC-ADR             COM       37733W105        1,062      22,600       x                    x
HARBOR CAPITAL APPRECIATION         MF        411511504        1,742      61,212       x                    x
HASBRO INC                          COM       418056107          911      57,600       x                    x
HEWLETT-PACKARD CO.                 COM       428236103        1,579      88,007       x                    x
HIGHWOODS PROPERTIES INC            COM       431284108        2,730      97,175       x                    x
HOME DEPOT INC                      COM       437076102        2,168      44,594       x                    x
HONEYWELL INTERNATIONAL INC         COM       438516106        5,423     141,693       x                    x
HOWELL CORP                         PFD CONV  443051206        2,375      50,000       x                    x
INGERSOLL-RAND CO. CLASS A          COM       G4776G101        2,816      56,300       x                    x
INTEL CORP                          COM       458140100        3,650     120,020       x                    x
INTERNATIONAL PAPER COMPANY         COM       460146103        2,103      48,904       x                    x
INT'L BUSINESS MACHINES CORP        COM       459200101        5,211      50,102       x                    x
ISHARES MSCI EAFE INDEX FUND        MF        464287465          516       4,300       x                    x
ITT INDUSTRIES INC                  COM       450911102        5,808      92,130       x                    x
JANUS GROWTH & INCOME FUND          MF        471023200        1,790      59,942       x                    x
JDS UNIPHASE CORP                   COM       46612J101          224      38,000       x                    x
JOHNSON & JOHNSON                   COM       478160104        7,266     111,876       x                    x
JP MORGAN CHASE & CO                COM       46625H100        2,685      75,313       x                    x
LACLEDE GROUP INC                   COM       505597104        3,197     137,200       x                    x
LILLY (ELI) & CO                    COM       532457108        2,016      26,455       x                    x
LUCENT TECHNOLOGIES INC             COM       549463107          378      79,907       x                    x
MAIL-WELL INC                       COM       560321200        1,421     226,200       x                    x
MAIL-WELL INC                       DEB CONV  560321AD3        7,343   7,279,000       x                    x
MARATHON OIL CORP                   COM       565849106        2,318      80,500       x                    x
MBIA INC                            COM       55262C100        3,716      67,949       x                    x
MCDONALD'S CORP                     COM       580135101        2,406      86,691       x                    x
MCLEODUSA INC                       COM       582266102           16     113,650       x                    x
MERCK & CO INC                      COM       589331107        6,101     105,963       x                    x
MERIDIAN GROWTH FUND INC            MF        589619105        1,545      52,821       x                    x
MICROSOFT CORP                      COM       594918104        4,593      76,149       x                    x
MIDAMERICAN ENERGY CO               PFD       595620204        1,171      11,334       x                    x
MINNESOTA MINING & MFG COMPANY      COM       604059105        3,069      26,688       x                    x
MONY GROUP INC                      COM       615337102        1,419      35,200       x                    x
MOTOROLA INC                        COM       620076109          729      51,344       x                    x
NASDAQ-100 SHARES                   MF        631100104        1,472      40,800       x                    x
NATIONAL SERVICE INDUSTRIES         COM       637657206          315      30,162       x                    x
NATIONAL WESTMINSTER BANK           PFD       638539AG1        5,233   5,000,000       x                    x
NB CAPITAL CORP 8.35% SER A PF      PFD       62874N607          225       8,800       x                    x
NEW PLAN EXCEL REALTY TRUST         PFD       648053700        7,710     160,000       x                    x
NEXEN INC                           PFD       65334H409        2,510     100,000       x                    x
NISOURCE INC.                       COM       65473p105          938      40,850       x                    x
NOKIA CORP                          COM       654902204        1,095      52,800       x                    x
NORTHWEST NATURAL GAS CO            COM       667655104        4,061     145,000       x                    x
NORTHWEST PIPE COMPANY              COM       667746101        1,293      84,500       x                    x
OCCIDENTAL PETROLEUM CORP           COM       674599105        2,188      75,050       x                    x
OCEAN ENERGY INC.                   COM       67481E106        1,975      99,800       x                    x
OFFSHORE LOGISTICS                  COM       676255102        3,523     163,500       x                    x
OGDEN CORPORATION                   DEB CONV  U67634AA0        4,275   9,500,000       x                    x
ORACLE CORPORATION                  COM       68389X105        1,370     107,033       x                    x
PALL CORP                           COM       696429307        3,278     160,000       x                    x
PENN TRAFFIC CO                     COM       707832200          317      36,244       x                    x
PEPSICO INC                         COM       713448108        4,122      80,045       x                    x
PERKINELMER INC                     COM       714046109          461      24,900       x                    x
PETROLEUM HELICOPTERS               COM       716604202        3,823     144,800       x                    x
PFIZER INC                          COM       717081103        3,067      77,185       x                    x
PHARMACIA CORP                      COM       71713u102        3,240      71,872       x                    x
PHILIP MORRIS COS INC               COM       718154107       10,188     193,423       x                    x
PHILLIPS PETE CO                    COM       718507106        2,834      45,135       x                    x
PORTLAND GENERAL ELECTRIC           PFD       736508862          333       3,500       x                    x
PRESTON CORP                        DEB CONV  741130AA6          259     306,000       x                    x
PROCTER & GAMBLE CO                 COM       742718109        3,169      35,179       x                    x
PUGET ENERGY INC                    COM       745310102        4,148     199,500       x                    x
RECKSON ASSOC REALTY CORP           COM       75621k106        1,902      77,125       x                    x
RECKSON ASSOC REALTY CORP           COM       75621K304          644      25,000       x                    x
REGIONS TREASURY MONEY MARKET       MF        75913Q886           23      22,553       x                    x
ROXIO INC                           COM       780008108          431      18,991       x                    x
SAN DIEGO GAS & ELECTRIC            PFD       797440831          974      40,000       x                    x
SARA LEE CORP                       COM       803111103        2,076     100,000       x                    x
SAVOY PICTURES                      DEB CONV  805375AA0        1,028   1,000,000       x                    x
SBC COMMUNICATIONS INC              COM       78387G103        2,819      75,296       x                    x
SCHERING-PLOUGH CORP                COM       806605101        2,631      84,060       x                    x
SCREAMINGMEDIA INC                  COM       810883108          234     126,496       x                    x
SENSIENT TECHNOLOGIES CORP          COM       81725t100        2,556     111,048       x                    x
7-ELEVEN INC                        COM       817826209        2,939     263,600       x                    x
SG PREFERRED CAPITAL II             PFD       784210304        3,030       3,000       x                    x
SHAW GROUP INC                      COM       820280105        1,546      56,200       x                    x
SHAW GROUP INC                      DEB CONV  820280AC9        4,938   9,000,000       x                    x
SIMON PROPERTY GROUP INC            COM       828806109          268       8,200       x                    x
SOLECTRON CORP                      COM       834182107          370      47,400       x                    x
SPX CORP                            COM       784635104        3,464      24,465       x                    x
STANDARD & POORS 500                COM       78462F103        2,571      22,450       x                    x
SUIZA CAPITAL TRUST II              PFD CONV  86507G408        1,030      19,800       x                    x
SUN MICROSYSTEMS INC                COM       866810104          482      54,630       x                    x
SUPERVALU INC                       COM       868536103        1,114      43,180       x                    x
SYMANTEC CORP                       COM       871503108        1,294      31,400       x                    x
TARGET CORP                         COM       87612E106          668      15,500       x                    x
TAYLOR CAPITAL GROUP INC            PFD       876851205        2,742     206,000       x                    x
TECK COMINCO LIMITED                DEB CONV  878742AB1       12,502  14,950,000       x                    x
TEXAS INSTRUMENT                    COM       882508104        1,215      36,705       x                    x
U S BANCORP                         COM       902973304        4,096     181,497       x                    x
UNITED PARCEL SERVICE - CL B        COM       911312106          942      15,500       x                    x
UNITED TECHNOLOGIES CORP.           COM       913017109        4,370      58,898       x                    x
UNIVERSAL HEALTH SERVICES CLAS      COM       913903100        1,066      25,850       x                    x
US BANCORP                          COM       902973106          404      17,919       x                    x
VANGUARD EMERGING MKT               MF        922042304          860      93,125       x                    x
VANGUARD EXPLORER FUND              MF        921926200        1,512      26,646       x                    x
VANGUARD TOTAL INT'L INDEX          MF        921909602        1,043     110,518       x                    x
VERITAS DGC INC                     COM       92343P107        1,155      68,300       x                    x
VERIZON COMMUNICATIONS              COM       92343V104        3,166      69,330       x                    x
VIACOM INC-CL B                     COM       925524308        3,981      82,294       x                    x
VIRGINIA ELEC & PWR 6.7% SER A      PFD       927804591        4,202     168,600       x                    x
VISTEON CORP                        COM       92839U107          248      15,000       x                    x
WACHOVIA CORP                       COM       929903102        1,470      39,634       x                    x
WACHOVIA US TREASURY MMKT           MF        929901833           25      25,074       x                    x
WAL-MART STORES                     COM       931142103        6,425     104,823       x                    x
WASATCH SMALL CAP GROWTH FD         MF        936772102        1,561      47,856       x                    x
WILLIAMS COMPANIES INC              COM       969457100          990      42,000       x                    x
WISCONSIN ENERGY CORP               COM       976657106          263      10,565       x                    x
WOLVERINE TUBE INC                  COM       978093102          218      25,000       x                    x
WORLDCOM INC                        COM       98157D106          809     120,031       x                    x
WYETH                               COM       983024100        1,318      20,075       x                    x
XCEL ENERGY, INC                    COM       98389b100        7,755     305,911       x                    x
ZIMMER HOLDINGS                     COM       98956p102          404      11,858       x                    x
                                                             533,410